Condensed Statement of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended	50 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2013	Jul. 31, 2013
Condensed Statement Of Operations
Revenues:			$ 0
Costs and Expenses:
Rent	750	750	3,000	26,250
Consulting Fees				9,670
Professional Fees	8,224	15,340	29,723	93,322
Other General and Administrative Expenses	2,036	1,862	6,122	14,609
Total Costs and Expenses	11,010	17,952	38,845	143,851
Loss from Operations	(11,010)	(17,952)	(38,845)	(143,851)
Other Income (Expense):
Extinguishment of Debt				52,894
Interest Expense	(1,121)	(408)	(3,257)	(7,827)
Total Other Income (Expense)	(1,121)	(408)	(3,257)	45,067
Net Loss	$ (12,131)	$ (18,360)	$ (42,102)	$ (98,784)
Basic and Diluted Loss Per Common Share	$ 0.00	$ 0.00	$ (0.01)
Weighted Average Common Shares Outstanding	4,500,000	4,500,000	4,500,000